Related parties	12 Months Ended
Dec. 31, 2021
Related parties
31 Related parties
Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions, or if another party controls both. The Group’s related parties include key management personnel, close family members of key management personnel and entities that are controlled, significantly influenced, or for which significant voting power is held, by key management personnel or their close family members. Key management personnel are those individuals having authority and responsibility for planning, directing and controlling the activities of the Group, that is, members of the Executive Board and the Board of Directors.
Banking relationships
The Group is a global financial services provider. Many of the members of the Executive Board and the Board of Directors, their close family members or companies associated with them maintain banking relationships with the Group. The Group or any of its banking subsidiaries may from time to time enter into financing and other banking agreements with companies in which current members of the Executive Board or the Board of Directors have a significant influence as defined by the SEC, such as holding executive and/or board level roles in these companies. With the exception of the transactions described below, relationships with members of the Executive Board or the Board of Directors and such companies are in the ordinary course of business and are entered into on an arm’s length basis. Also, unless otherwise noted, all loans to members of the Executive Board, members of the Board of Directors, their close family members or companies associated with them were made in the ordinary course of business, were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons and did not involve more than the normal risk of collectability or present other unfavorable features. As of December 31, 2021, 2020 and 2019, there were no loan exposures to such related parties that were not made in the ordinary course of business and at prevailing market conditions.
Related party loans
Executive Board and Board of Directors loans
The majority of loans outstanding to members of the Executive Board and the Board of Directors are mortgages or loans against securities.
All mortgage loans to members of the Executive Board are granted either with variable or fixed interest rates over a certain period. Typically, mortgages are granted for periods of up to ten years. Interest rates applied are based on refinancing costs plus a margin, and interest rates and other terms are consistent with those applicable to other employees. Loans against securities are granted at interest rates and on terms applicable to such loans granted to other employees. The same credit approval and risk assessment procedures apply to members of the Executive Board as for other employees. The highest loan outstanding to an Executive Board member was CHF 4 million to Ulrich Körner as of December 31, 2021.
Members of the Board of Directors with loans, including the Chairman of the Board of Directors, do not benefit from employee conditions, but are subject to conditions applied to clients with a comparable credit standing.
Unless otherwise noted, all loans to members of the Executive Board and the Board of Directors were made in the ordinary course of business and substantially on the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons. These loans did not involve more than the normal risk of collectability or present other unfavorable features.
Executive Board and Board of Directors loans
in	2021		2020	2019
Executive Board loans (CHF million)
Balance at beginning of period	13	[1]	32	33
Additions	8		5	13
Reductions	(4)		(24)	(14)
Balance at end of period	17	[1]	13	32
Board of Directors loans (CHF million)
Balance at beginning of period	9	[2]	9	10
Additions	2		0	3
Reductions	(4)		0	(4)
Balance at end of period	7	[2]	9	9
1 The number of individuals with outstanding loans was four at the beginning of the year and seven at the end of the year.
2 The number of individuals with outstanding loans was three at the beginning and the end of the year.
Equity method investees loans
The Group or its subsidiaries grant loans to equity method investees in the normal course of business.
> Refer to “Note 41 – Significant subsidiaries and equity method investments” for a list of equity method investments.
Loans made by the Group or any subsidiaries to equity method investees
in	2021	2020	2019
Loans to equity method investees (CHF million)
Balance at beginning of period	414	299	253
Net borrowings/(repayments)	(36)	115	46
Balance at end of period	378	414	299
Liabilities due to own pension plans
Liabilities due to the Group’s own defined benefit pension plans as of December 31, 2021 and 2020 of CHF 331 million and CHF 643 million, respectively, were reflected in various liability accounts in the Group’s consolidated balance sheets.

Bank
Related parties
30 Related parties
The Group owns all of the Bank’s outstanding voting registered shares. The Bank is involved in significant financing and other transactions with subsidiaries of the Group. The Bank generally enters into these transactions in the ordinary course of business and believes that these transactions are generally on market terms that could be obtained from unrelated third parties.
> Refer to “Note 31 – Related parties” in VI –Consolidated financial statements – Credit Suisse Group for further information.
Related party assets and liabilities
end of	2021	2020
Assets (CHF million)
Net loans	8,683	8,444
Other assets	98	200
Total assets	8,781	8,644
Liabilities (CHF million)
Due to banks/customer deposits	1,022	1,119
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	94	93
Short-term borrowings	5,944	440
Long-term debt	55,998	52,144
Other liabilities	1,051	1,098
Total liabilities	64,109	54,894
Related party revenues and expenses
in	2021	2020	2019
Revenues (CHF million)
Interest and dividend income	(56)	(39)	(5)
Interest expense	(1,673)	(1,618)	(1,307)
Net interest income	(1,729)	(1,657)	(1,312)
Commissions and fees	102	114	80
Other revenues	212	104	104
Net revenues	(1,415)	(1,439)	(1,128)
Expenses (CHF million)
Total operating expenses	2,089	1,967	1,867
Related party guarantees and commitments
end of	2021	2020
Guarantees and commitments (CHF million)
Credit guarantees and similar instruments	4	4
Revocable loan commitments	87	88
> Refer to “Note 23 – Leases” for information about related party leases.
Executive Board and Board of Directors loans
	2021		2020		2019
Executive Board loans (CHF million)
Balance at beginning of period	13	[1]	32		33
Additions	8		5		13
Reductions	(4)		(24)		(14)
Balance at end of period	17	[1]	13		32
Board of Directors loans (CHF million)
Balance at beginning of period	9	[2]	9		10
Additions	2		0		3
Reductions	(4)		0		(4)
Balance at end of period	7	[2]	9	[2]	9
1 The number of individuals with outstanding loans was four at the beginning of the year and seven at the end of the year.
2 The number of individuals with outstanding loans was three at the beginning and the end of the year.
Liabilities due to own pension plans
Liabilities due to the Bank’s own defined benefit pension plans as of December 31, 2021 and 2020 of CHF 331 million and CHF 643 million, respectively, were reflected in various liability accounts in the Bank’s consolidated balance sheets.